Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of deferred tax assets not recognized [Table Text Block]
	2018	2017
	$	$

Non-capital losses carried forward	33,896	25,078
Tax credits carried forward	6,781	5,908
Accounting basis of property and equipment and intangible assets in excess of tax basis	1,803	48
Scientific research and experimental development expenditures	10,830	9,441
Share issue costs and other	685	1,182
	53,995	41,657

Disclosure of non-capital tax losses expiry [Table Text Block]
Federal
$

2025	3,213
2026	6,457
2027	4,662
2028	4,169
2029	3,784
2030	1,905
2031	1,624
2032	2,883
2033	2,132
2034	5,708
2035	9,172
2036	20,724
2037	32,779
2038	28,700
127,912

Disclosure of reconciliation of the Canadian statutory income tax rate [Table Text Block]
	2018	2017
	$	$

Statutory income tax rate	26.5%	26.5%

Income tax recovery based on statutory income tax rate	(11,279)	(11,966)
Investment tax credits	(884)	(1,567)
Share-based compensation and other	(165)	213
Change in unrecognized tax assets	12,336	13,324

Income tax expense	8	4